Revenue - Summary of Revenue Disaggregated By Major Service Line and Timing of Revenue Recognition (Parenthetical) (Detail) - CAD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported	$ 534,662	$ 2,037,014
AssetCare initialization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported	2,037,014	2,037,014
AssetCare solutions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reversal of revenue previously reported	$ 534,662	$ 534,662